Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2016 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	686,340
Receive average prices (per MW-hr) | $ / MWh	42.81
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,930,009
Receive average prices (per MW-hr) | $ / MWh	30.25
ERCOT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,663,549
Receive average prices (per MW-hr) | $ / MWh	36.46